Cash, Cash Equivalents and Short-Term Investments - Cash, Cash Equivalents and Short-Term Investments Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalents	$ 261	$ 1,610
Total short-term investments	839	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total short-term investments	839	0
U.S. Treasury securities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total short-term investments	839	0
Money market funds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalents	204	1,610
U.S. Treasury securities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalents	$ 57	$ 0